Available-for-sale securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities
Due in one year or less, Cost Basis	$ 69
Due after one year through five years, Cost Basis	479
Due after five years through ten years, Cost Basis	152
Due after ten years, Cost Basis	54
Due in one year or less, Fair Value	70
Due after one year through five years, Fair Value	493
Due after five years through ten years, Fair Value	171
Due after ten years, Fair Value	51
Schedule of Available-for-sale Securities.
Cost Basis	1,375	1,293	1,301
Fair Value	1,447	1,370	1,322
Available-for-sale Securities, Proceeds, Gains and Losses
Proceeds from the sale of available-for-sale securities	247	228	291
Gross gains from the sale of available-for-sale securities	4	10	9
Gross losses from the sale of available-for-sale securities	1	1	10
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	297	258	295
Fair Value	310	273	308
Residential mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	33	43	61
Fair Value	30	40	51
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	142	164	175
Fair Value	$ 145	$ 168	$ 162